Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Income tax expenses exempted	$ 715,087	$ 231,733	$ 163,121
Cumulative net operating loss	$ 3,468,000	3,554,000	1,486,000
Favorable income tax rate, description	Taizhou Fuling was recognized as a High-technology Company by Chinese government and subject to a favorable income tax rate of 15% from year 2012 to 2018.
Valuation allowance	$ 605,081	$ 625,742	$ 319,252
Percentage of current year R&D expense deducted from taxable income	150.00%
Share price, per share	$ 0.05	$ 0.01	$ 0.01
Income tax rate	25.00%
Operating loss carryforwards expiration date	Dec. 31, 2035